Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	December 31, 2022	December 31, 2021
2027 Secured Notes (a)	$336,875	$—
E.SUN, MICB, Cathay, Taishin Credit Facility (b)	46,500	—
Sinopac Credit Facility (c)	9,900	11,580
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (d)	100,000	132,000
Deutsche Credit Facility (e)	44,695	49,345
HCOB Credit Facility (f)	40,794	56,844
CACIB, Bank Sinopac, CTBC Credit Facility (g)	44,050	49,150
New Hayfin Credit Facility (h)	—	204,129
Chailease Credit Facility (i)	3,852	5,568
2024 Notes (j)	—	117,520
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k)	181,200	213,200
Blue Ocean Junior Credit Facility (k, l)	—	26,205
Hellenic Bank Credit Facility (m)	—	41,700
	$807,866	$907,241
2022 Notes (n)	—	233,436
Less redemptions and repurchases (n)	—	(233,436)
2022 Notes (n)	$—	$—
Total credit facilities	$807,866	$907,241
Sale and Leaseback Agreement CMBFL - $120,000 (o)	89,838	115,238
Sale and Leaseback Agreement CMBFL - $54,000 (p)	41,850	49,950
Sale and Leaseback Agreement - Neptune $14,735 (q)	9,971	13,147
Total Sale and Leaseback Agreements	$141,659	$178,335
Total borrowings	$949,525	$1,085,576
Less: Current portion of long-term debt	(155,424)	(153,641)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(34,408)	(36,675)
Plus: Original issue premium of 2024 Notes (j)	—	1,588
Less: Deferred financing costs (s)	(15,136)	(16,714)
Non-current portion of Long-Term Debt	$744,557	$880,134

Long-Term Debt - Repayment Schedule (Table)

Payment due by year ended	Amount
December 31, 2023	189,832
December 31, 2024	169,679
December 31, 2025	128,828
December 31, 2026	276,706
December 31, 2027	162,718
December 31, 2028 and thereafter	21,762
$949,525

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	December 31, 2022	December 31, 2021
Opening balance	$16,714	$11,203
Expenditure in the period	9,655	13,790
Amortization included within interest expense	(11,233)	(8,279)
Closing balance	$15,136	$16,714